American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
December 31, 2023

High Income - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 96.8%
Aerospace and Defense — 2.5%
Bombardier, Inc., 7.125%, 6/15/26(1)	1,700,000	1,693,610
Bombardier, Inc., 7.875%, 4/15/27(1)	6,675,000	6,682,483
Bombardier, Inc., 6.00%, 2/15/28(1)	4,600,000	4,487,210
Bombardier, Inc., 7.50%, 2/1/29(1)	1,650,000	1,678,773
Bombardier, Inc., 8.75%, 11/15/30(1)	1,000,000	1,065,953
BWX Technologies, Inc., 4.125%, 4/15/29(1)	975,000	890,745
Howmet Aerospace, Inc., 5.125%, 10/1/24	469,000	467,253
Howmet Aerospace, Inc., 5.95%, 2/1/37	3,075,000	3,213,363
Spirit AeroSystems, Inc., 4.60%, 6/15/28	2,025,000	1,793,448
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	1,925,000	2,108,884
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	1,475,000	1,587,430
TransDigm, Inc., 6.25%, 3/15/26(1)	1,575,000	1,573,877
TransDigm, Inc., 7.50%, 3/15/27	2,848,000	2,864,208
TransDigm, Inc., 5.50%, 11/15/27	11,625,000	11,399,039
TransDigm, Inc., 6.75%, 8/15/28(1)	3,325,000	3,405,904
TransDigm, Inc., 4.625%, 1/15/29	1,575,000	1,479,712
TransDigm, Inc., 4.875%, 5/1/29	2,375,000	2,222,618
TransDigm, Inc., 7.125%, 12/1/31(1)	1,200,000	1,258,998
Triumph Group, Inc., 7.75%, 8/15/25	1,000,000	997,531
Triumph Group, Inc., 9.00%, 3/15/28(1)	1,450,000	1,543,663
		52,414,702
Air Freight and Logistics†
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	400,000	366,542
Rand Parent LLC, 8.50%, 2/15/30(1)	425,000	406,908
		773,450
Automobile Components — 1.2%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	1,125,000	1,163,545
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	1,475,000	1,563,049
Clarios Global LP, 6.75%, 5/15/25(1)	518,000	522,882
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	900,000	904,825
Dana, Inc., 5.375%, 11/15/27	125,000	124,250
Dana, Inc., 4.50%, 2/15/32	600,000	522,717
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	1,100,000	1,090,281
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)	3,175,000	2,866,451
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	360,000	365,524
Goodyear Tire & Rubber Co., 7.00%, 3/15/28	625,000	637,245
Goodyear Tire & Rubber Co., 5.00%, 7/15/29	2,675,000	2,530,727
Goodyear Tire & Rubber Co., 5.25%, 4/30/31	400,000	366,480
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	3,675,000	3,338,940
Goodyear Tire & Rubber Co., 5.625%, 4/30/33	925,000	830,232
IHO Verwaltungs GmbH, 6.38% Cash or 7.13% PIK, 5/15/29(1)	900,000	884,293
Patrick Industries, Inc., 7.50%, 10/15/27(1)	1,743,000	1,752,351
Patrick Industries, Inc., 4.75%, 5/1/29(1)	1,850,000	1,689,717
Wheel Pros, Inc., 6.50%, 5/15/29(1)	1,600,000	490,000
ZF North America Capital, Inc., 6.875%, 4/14/28(1)	1,050,000	1,088,739
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	2,250,000	2,400,658
		25,132,906

Automobiles — 2.2%
Ford Motor Co., 3.25%, 2/12/32	340,000	282,921
Ford Motor Co., 6.10%, 8/19/32	1,975,000	1,991,845
Ford Motor Co., 4.75%, 1/15/43	3,759,000	3,107,412
Ford Motor Co., 5.29%, 12/8/46	5,350,000	4,719,717
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,700,000	1,679,369
Ford Motor Credit Co. LLC, 6.95%, 3/6/26	1,000,000	1,024,824
Ford Motor Credit Co. LLC, 6.95%, 6/10/26	1,600,000	1,642,323
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	1,200,000	1,162,606
Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,400,000	1,297,287
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	800,000	767,723
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	800,000	747,422
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	1,200,000	1,266,280
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	2,400,000	2,508,426
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	9,750,000	9,490,156
Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,025,000	1,101,976
Ford Motor Credit Co. LLC, 4.00%, 11/13/30	2,400,000	2,155,273
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	1,700,000	1,466,859
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	1,800,000	1,821,677
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/28(1)	1,800,000	1,778,577
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(1)	1,400,000	1,365,995
Mclaren Finance PLC, 7.50%, 8/1/26(1)	1,400,000	1,213,710
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	550,000	514,529
PM General Purchaser LLC, 9.50%, 10/1/28(1)	1,275,000	1,294,335
Thor Industries, Inc., 4.00%, 10/15/29(1)	1,475,000	1,317,455
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,525,000	1,500,036
		47,218,733
Banks — 1.3%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	2,300,000	2,271,719
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	2,875,000	2,746,784
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	2,250,000	2,459,064
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	300,000	329,569
LD Holdings Group LLC, 6.50%, 11/1/25(1)	950,000	881,686
LD Holdings Group LLC, 6.125%, 4/1/28(1)	500,000	426,808
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	1,975,000	1,901,260
Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30(1)	3,175,000	2,874,954
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	700,000	653,683
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	580,000	535,134
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.625%, 3/1/29(1)	3,050,000	2,764,006
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	475,000	418,366
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	3,500,000	2,977,392
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	3,100,000	2,919,244
United Wholesale Mortgage LLC, 5.75%, 6/15/27(1)	825,000	809,436
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	2,675,000	2,535,566
		27,504,671
Beverages — 0.2%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	2,550,000	2,352,496
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)	1,500,000	1,308,255
		3,660,751
Biotechnology†
Grifols SA, 4.75%, 10/15/28(1)	1,125,000	1,021,506
Broadline Retail — 0.7%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,750,000	2,697,264
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	1,100,000	997,476

Kohl's Corp., 4.625%, 5/1/31	300,000	235,911
Kohl's Corp., 5.55%, 7/17/45	325,000	217,786
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	2,050,000	1,970,299
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	175,000	166,501
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	225,000	213,182
Macy's Retail Holdings LLC, 4.50%, 12/15/34	250,000	202,934
Macy's Retail Holdings LLC, 6.375%, 3/15/37	775,000	684,999
Macy's Retail Holdings LLC, 5.125%, 1/15/42	2,675,000	2,090,312
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	1,375,000	1,343,794
Match Group Holdings II LLC, 4.625%, 6/1/28(1)	550,000	527,081
Match Group Holdings II LLC, 4.125%, 8/1/30(1)	450,000	408,794
Millennium Escrow Corp., 6.625%, 8/1/26(1)	1,500,000	1,066,455
Nordstrom, Inc., 4.375%, 4/1/30	300,000	261,355
Nordstrom, Inc., 5.00%, 1/15/44	100,000	71,207
QVC, Inc., 4.45%, 2/15/25	925,000	869,320
QVC, Inc., 4.75%, 2/15/27	1,050,000	832,500
QVC, Inc., 4.375%, 9/1/28	250,000	180,792
QVC, Inc., 5.45%, 8/15/34	150,000	91,093
		15,129,055
Building Products — 1.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	450,000	434,693
Advanced Drainage Systems, Inc., 6.375%, 6/15/30(1)	1,025,000	1,033,337
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	750,000	769,687
APi Group DE, Inc., 4.125%, 7/15/29(1)	2,175,000	1,994,173
APi Group DE, Inc., 4.75%, 10/15/29(1)	750,000	705,330
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,950,000	1,885,122
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	6,875,000	6,211,462
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	3,600,000	3,680,046
Cornerstone Building Brands, Inc., 6.125%, 1/15/29(1)	875,000	718,397
Emerald Debt Merger Sub LLC, 6.625%, 12/15/30(1)	575,000	588,007
Griffon Corp., 5.75%, 3/1/28	2,950,000	2,902,166
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	234,000	226,636
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 2/1/30(1)	775,000	686,782
Oscar AcquisitionCo. LLC / Oscar Finance, Inc., 9.50%, 4/15/30(1)	1,050,000	1,024,994
PGT Innovations, Inc., 4.375%, 10/1/29(1)	1,625,000	1,620,967
Standard Industries, Inc., 5.00%, 2/15/27(1)	600,000	585,421
Standard Industries, Inc., 4.75%, 1/15/28(1)	975,000	939,295
Standard Industries, Inc., 4.375%, 7/15/30(1)	2,975,000	2,735,760
Standard Industries, Inc., 3.375%, 1/15/31(1)	250,000	215,440
		28,957,715
Capital Markets — 2.0%
AG Issuer LLC, 6.25%, 3/1/28(1)	2,200,000	2,189,295
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	350,000	368,341
Aretec Group, Inc., 10.00%, 8/15/30(1)	275,000	292,573
Coinbase Global, Inc., 3.375%, 10/1/28(1)	6,975,000	5,893,308
Coinbase Global, Inc., 3.625%, 10/1/31(1)	4,650,000	3,599,338
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	1,775,000	1,678,636
Compass Group Diversified Holdings LLC, 5.00%, 1/15/32(1)	1,025,000	930,266
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	325,000	319,349
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,750,000	3,581,197
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	3,592,000	3,229,617
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 1/15/29(1)	1,150,000	1,174,667
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.375%, 2/1/29	525,000	439,031
Iliad Holding SASU, 6.50%, 10/15/26(1)	1,200,000	1,198,510
Iliad Holding SASU, 7.00%, 10/15/28(1)	600,000	597,488

Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/29(1)	2,025,000	1,890,617
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	3,250,000	3,023,052
LCM Investments Holdings II LLC, 8.25%, 8/1/31(1)	825,000	861,898
MSCI, Inc., 4.00%, 11/15/29(1)	4,825,000	4,540,603
MSCI, Inc., 3.625%, 11/1/31(1)	2,050,000	1,806,765
NFP Corp., 4.875%, 8/15/28(1)	775,000	767,672
NFP Corp., 6.875%, 8/15/28(1)	2,125,000	2,161,817
NFP Corp., 7.50%, 10/1/30(1)	925,000	985,321
NFP Corp., 8.50%, 10/1/31(1)	825,000	894,733
		42,424,094
Chemicals — 2.6%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)	200,000	144,680
ASP Unifrax Holdings, Inc., 7.50%, 9/30/29(1)	375,000	191,261
Avient Corp., 5.75%, 5/15/25(1)	1,275,000	1,276,325
Avient Corp., 7.125%, 8/1/30(1)	1,525,000	1,587,371
Axalta Coating Systems Dutch Holding B BV, 7.25%, 2/15/31(1)	750,000	787,487
Chemours Co., 5.375%, 5/15/27	650,000	635,796
Chemours Co., 5.75%, 11/15/28(1)	2,750,000	2,623,048
Chemours Co., 4.625%, 11/15/29(1)	1,825,000	1,604,292
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	400,000	365,592
Consolidated Energy Finance SA, 5.625%, 10/15/28(1)	625,000	529,975
Cornerstone Chemical Co., 8.25% Cash plus 2.00% PIK, 9/1/27(1)(2)(3)	650,000	550,063
FXI Holdings, Inc., 12.25%, 11/15/26(1)	3,795,000	3,387,078
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,117,000	1,002,508
Herens Holdco Sarl, 4.75%, 5/15/28(1)	1,400,000	1,150,144
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	525,000	502,635
INEOS Finance PLC, 6.75%, 5/15/28(1)	1,000,000	983,227
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	2,735,000	2,486,730
Iris Holdings, Inc., 8.75% Cash or 9.50% PIK, 2/15/26(1)	1,600,000	1,359,904
LSB Industries, Inc., 6.25%, 10/15/28(1)	525,000	498,676
Methanex Corp., 5.125%, 10/15/27	750,000	733,437
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	1,075,000	1,034,838
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	97,643
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	1,150,000	1,079,550
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	4,175,000	4,383,374
NOVA Chemicals Corp., 4.25%, 5/15/29(1)	800,000	674,529
OCI NV, 4.625%, 10/15/25(1)	628,000	612,158
Olin Corp., 5.625%, 8/1/29	3,150,000	3,103,138
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	400,000	425,057
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	500,000	450,480
Olympus Water US Holding Corp., 6.25%, 10/1/29(1)	2,250,000	2,000,904
Polar US Borrower LLC / Schenectady International Group, Inc., 6.75%, 5/15/26(1)	1,725,000	562,281
Rain Carbon, Inc., 12.25%, 9/1/29(1)	475,000	464,906
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	2,400,000	2,247,735
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	2,275,000	2,126,151
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/1/26(1)	1,850,000	1,778,067
Scotts Miracle-Gro Co., 4.00%, 4/1/31	2,650,000	2,251,640
SNF Group SACA, 3.125%, 3/15/27(1)	1,275,000	1,161,322
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	647,000	563,365
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	3,250,000	1,330,969
Tronox, Inc., 4.625%, 3/15/29(1)	3,050,000	2,703,804
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	1,375,000	1,324,607
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	2,125,000	1,872,352
WR Grace Holdings LLC, 7.375%, 3/1/31(1)	800,000	801,520
		55,450,619

Commercial Services and Supplies — 2.1%
ADT Security Corp., 4.125%, 8/1/29(1)	3,625,000	3,339,894
ADT Security Corp., 4.875%, 7/15/32(1)	850,000	787,181
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	4,275,000	4,256,570
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	4,425,000	4,340,999
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.00%, 6/1/29(1)	3,272,000	2,670,931
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, 4.625%, 6/1/28(1)	2,200,000	2,002,520
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, 4.625%, 6/1/28(1)	1,300,000	1,189,487
APX Group, Inc., 5.75%, 7/15/29(1)	2,300,000	2,147,139
Clean Harbors, Inc., 6.375%, 2/1/31(1)	850,000	864,212
Covanta Holding Corp., 5.00%, 9/1/30	1,200,000	1,024,002
Garda World Security Corp., 4.625%, 2/15/27(1)	600,000	578,889
Garda World Security Corp., 7.75%, 2/15/28(1)	550,000	569,596
Garda World Security Corp., 6.00%, 6/1/29(1)	3,000,000	2,692,358
GFL Environmental, Inc., 6.75%, 1/15/31(1)	1,425,000	1,469,932
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	1,025,000	791,812
Madison IAQ LLC, 5.875%, 6/30/29(1)	1,125,000	992,603
Matthews International Corp., 5.25%, 12/1/25(1)	1,000,000	975,162
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	5,400,000	4,889,268
Neptune Bidco US, Inc., 9.29%, 4/15/29(1)	4,725,000	4,409,926
OPENLANE, Inc., 5.125%, 6/1/25(1)	204,000	201,293
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	57,000	56,683
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	600,000	556,692
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	575,000	572,095
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/29(1)	600,000	519,528
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	1,175,000	1,132,003
Williams Scotsman, Inc., 6.125%, 6/15/25(1)	379,000	380,148
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	1,125,000	1,063,701
		44,474,624
Communications Equipment — 0.4%
Ciena Corp., 4.00%, 1/31/30(1)	625,000	569,909
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,836,000	1,498,066
CommScope Technologies LLC, 5.00%, 3/15/27(1)	535,000	223,194
CommScope, Inc., 6.00%, 3/1/26(1)	1,125,000	1,003,725
CommScope, Inc., 8.25%, 3/1/27(1)	300,000	158,673
CommScope, Inc., 7.125%, 7/1/28(1)	2,025,000	963,870
CommScope, Inc., 4.75%, 9/1/29(1)	150,000	100,852
Nokia of America Corp., 6.45%, 3/15/29	3,231,000	2,997,399
Viasat, Inc., 6.50%, 7/15/28(1)	175,000	143,911
Viasat, Inc., 7.50%, 5/30/31(1)	650,000	511,062
		8,170,661
Construction and Engineering — 0.6%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,400,000	1,482,292
Howard Midstream Energy Partners LLC, 6.75%, 1/15/27(1)	1,375,000	1,361,075
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	1,875,000	1,969,967
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	1,575,000	1,504,471
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/28(1)	2,650,000	2,661,117
Pike Corp., 8.625%, 1/31/31(1)	725,000	762,766
Weekley Homes LLC / Weekley Finance Corp., 4.875%, 9/15/28(1)	2,025,000	1,890,383
		11,632,071
Construction Materials — 0.6%
Cemex SAB de CV, 5.45%, 11/19/29(1)	2,800,000	2,763,644
Cemex SAB de CV, 3.875%, 7/11/31(1)	1,325,000	1,186,234
Knife River Corp., 7.75%, 5/1/31(1)	950,000	1,012,211
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	3,225,000	3,179,993

Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	875,000	876,106
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 1/15/29(1)	1,725,000	1,670,550
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(1)	950,000	1,001,613
		11,690,351
Consumer Finance — 2.9%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 5/1/28(1)	1,075,000	882,521
Ally Financial, Inc., 6.70%, 2/14/33	1,700,000	1,703,769
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	775,000	804,055
Credit Acceptance Corp., 9.25%, 12/15/28(1)	1,025,000	1,093,880
Curo Group Holdings Corp., 7.50%, 8/1/28(1)	1,300,000	253,494
FirstCash, Inc., 4.625%, 9/1/28(1)	1,625,000	1,518,479
FirstCash, Inc., 5.625%, 1/1/30(1)	975,000	935,049
GGAM Finance Ltd., 8.00%, 2/15/27(1)	825,000	846,689
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	5,004,489	4,710,050
goeasy Ltd., 9.25%, 12/1/28(1)	725,000	774,924
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	625,000	655,106
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/29(1)	825,000	862,997
Navient Corp., 5.875%, 10/25/24	1,377,000	1,377,819
Navient Corp., 6.75%, 6/25/25	4,175,000	4,227,371
Navient Corp., 6.75%, 6/15/26	2,575,000	2,619,452
Navient Corp., 5.00%, 3/15/27	300,000	289,918
Navient Corp., 5.50%, 3/15/29	6,825,000	6,301,299
Navient Corp., 9.375%, 7/25/30	1,725,000	1,808,675
Navient Corp., 11.50%, 3/15/31	1,525,000	1,671,775
Navient Corp., Series A, 5.625%, 8/1/33	400,000	328,742
OneMain Finance Corp., 6.875%, 3/15/25	1,267,000	1,283,579
OneMain Finance Corp., 7.125%, 3/15/26	2,800,000	2,854,499
OneMain Finance Corp., 3.50%, 1/15/27	2,000,000	1,852,318
OneMain Finance Corp., 6.625%, 1/15/28	1,965,000	1,985,247
OneMain Finance Corp., 3.875%, 9/15/28	400,000	354,226
OneMain Finance Corp., 9.00%, 1/15/29	2,150,000	2,274,870
OneMain Finance Corp., 5.375%, 11/15/29	750,000	703,394
OneMain Finance Corp., 7.875%, 3/15/30	3,375,000	3,477,114
OneMain Finance Corp., 4.00%, 9/15/30	825,000	707,166
PRA Group, Inc., 7.375%, 9/1/25(1)	425,000	422,909
PRA Group, Inc., 8.375%, 2/1/28(1)	1,500,000	1,445,010
PROG Holdings, Inc., 6.00%, 11/15/29(1)	900,000	830,516
SLM Corp., 3.125%, 11/2/26	4,150,000	3,873,154
Synchrony Financial, 7.25%, 2/2/33	1,125,000	1,117,242
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 5/1/27(1)	1,675,000	1,442,605
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 2/1/30(1)	1,375,000	961,375
World Acceptance Corp., 7.00%, 11/1/26(1)	2,100,000	1,894,325
		61,145,613
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	1,425,000	1,345,386
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(1)	575,000	586,042
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	2,325,000	2,261,824
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	1,000,000	1,001,296
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28(1)	3,625,000	3,670,577
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	325,000	295,474
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.875%, 2/15/30(1)	2,600,000	2,491,883
Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,150,000	1,899,751
Rite Aid Corp., 8.00%, 11/15/26(1)(2)	1,337,000	938,992
SEG Holding LLC / SEG Finance Corp., 5.625%, 10/15/28(1)	2,450,000	2,461,883

United Natural Foods, Inc., 6.75%, 10/15/28(1)	625,000	506,788
		17,459,896
Containers and Packaging — 2.0%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	4,177,586	1,956,301
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(1)	2,000,000	1,994,085
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)	800,000	730,676
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	3,000,000	2,334,119
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,000,000	778,040
Ball Corp., 5.25%, 7/1/25	67,000	66,961
Ball Corp., 4.875%, 3/15/26	1,000,000	996,973
Ball Corp., 6.875%, 3/15/28	1,775,000	1,845,231
Ball Corp., 6.00%, 6/15/29	3,500,000	3,578,480
Ball Corp., 3.125%, 9/15/31	750,000	647,467
Berry Global, Inc., 4.875%, 7/15/26(1)	500,000	491,665
Berry Global, Inc., 5.625%, 7/15/27(1)	1,250,000	1,241,932
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	225,000	221,464
Crown Americas LLC, 5.25%, 4/1/30	2,025,000	1,996,466
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26	700,000	693,792
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	775,000	814,521
Intelligent Packaging Holdco Issuer LP, 9.00% Cash or 9.75% PIK, 1/15/26(1)	925,000	795,955
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(1)	1,650,000	1,541,216
LABL, Inc., 10.50%, 7/15/27(1)	900,000	864,158
LABL, Inc., 5.875%, 11/1/28(1)	600,000	544,740
LABL, Inc., 9.50%, 11/1/28(1)	250,000	252,813
LABL, Inc., 8.25%, 11/1/29(1)	1,500,000	1,266,563
Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26(1)	500,000	509,291
Mauser Packaging Solutions Holding Co., 9.25%, 4/15/27(1)	425,000	417,622
OI European Group BV, 4.75%, 2/15/30(1)	3,075,000	2,878,983
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	700,000	704,943
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	4,131,000	4,136,495
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	1,050,000	1,065,897
Sealed Air Corp., 4.00%, 12/1/27(1)	1,614,000	1,516,473
Sealed Air Corp., 5.00%, 4/15/29(1)	1,800,000	1,742,579
Sealed Air Corp. / Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	1,125,000	1,194,244
Sealed Air Corp. / Sealed Air Corp. US, 6.125%, 2/1/28(1)	375,000	378,473
Trident TPI Holdings, Inc., 12.75%, 12/31/28(1)	500,000	535,625
TriMas Corp., 4.125%, 4/15/29(1)	2,050,000	1,844,359
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	800,000	785,723
		43,364,325
Distributors — 0.5%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	600,000	568,450
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	2,400,000	2,316,723
Performance Food Group, Inc., 5.50%, 10/15/27(1)	650,000	641,162
Performance Food Group, Inc., 4.25%, 8/1/29(1)	1,975,000	1,813,470
Resideo Funding, Inc., 4.00%, 9/1/29(1)	425,000	371,365
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)	925,000	953,511
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	1,400,000	1,494,304
Verde Purchaser LLC, 10.50%, 11/30/30(1)	475,000	479,228
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	900,000	941,650
		9,579,863
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,733,000	1,668,800
Carriage Services, Inc., 4.25%, 5/15/29(1)	1,825,000	1,622,945
Graham Holdings Co., 5.75%, 6/1/26(1)	675,000	671,490

Service Corp. International, 3.375%, 8/15/30	130,000	113,503
Service Corp. International, 4.00%, 5/15/31	5,375,000	4,818,956
Sotheby's, 7.375%, 10/15/27(1)	1,000,000	965,696
		9,861,390
Diversified REITs — 1.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 4/1/27(1)	400,000	360,494
HAT Holdings I LLC / HAT Holdings II LLC, 6.00%, 4/15/25(1)	900,000	898,398
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	450,000	423,222
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 9/15/30(1)	475,000	400,660
HAT Holdings I LLC/ HAT Holdings II LLC, 8.00%, 6/15/27(1)	1,375,000	1,433,567
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	6,700,000	6,152,360
MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/1/26	1,200,000	1,074,100
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	3,250,000	2,657,661
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	2,000,000	1,440,182
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	725,000	454,276
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	1,325,000	1,333,334
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	1,050,000	1,033,615
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 4.875%, 5/15/29(1)	1,750,000	1,621,797
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 7/15/28(1)	825,000	858,257
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(1)	1,200,000	1,117,027
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	2,675,000	2,536,580
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	3,075,000	2,766,433
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 1/15/30(1)	800,000	559,912
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 2/15/28(1)	3,850,000	3,906,441
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	1,775,000	1,531,702
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.50%, 2/15/29(1)	1,175,000	849,113
XHR LP, 6.375%, 8/15/25(1)	1,325,000	1,322,820
XHR LP, 4.875%, 6/1/29(1)	1,075,000	990,752
		35,722,703
Diversified Telecommunication Services — 2.6%
Altice France Holding SA, 10.50%, 5/15/27(1)	4,575,000	2,967,524
Altice France Holding SA, 6.00%, 2/15/28(1)	4,950,000	2,381,961
Altice France SA, 8.125%, 2/1/27(1)	3,925,000	3,621,383
Altice France SA, 5.50%, 1/15/28(1)	1,250,000	1,030,456
Altice France SA, 5.125%, 1/15/29(1)	2,425,000	1,888,402
Altice France SA, 5.125%, 7/15/29(1)	4,525,000	3,526,600
Altice France SA, 5.50%, 10/15/29(1)	3,500,000	2,748,846
Cablevision Lightpath LLC, 5.625%, 9/15/28(1)	800,000	631,336
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	2,100,000	2,112,464
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,550,000	1,542,072
Embarq Corp., 8.00%, 6/1/36	1,765,000	1,105,287
Frontier Communications Holdings LLC, 5.875%, 10/15/27(1)	1,750,000	1,692,130
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	2,150,000	1,988,958
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	3,450,000	3,088,605
Frontier Communications Holdings LLC, 5.875%, 11/1/29	1,860,398	1,574,136
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	2,850,000	2,434,581
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	2,225,000	2,290,657
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	2,525,000	2,576,528
Hughes Satellite Systems Corp., 6.625%, 8/1/26	1,225,000	966,960
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	2,275,000	1,367,104
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	3,625,000	1,798,036
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	2,200,000	937,046
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	2,181,000	2,116,955
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	775,000	500,890
Lumen Technologies, Inc., 5.375%, 6/15/29(1)	200,000	63,474

Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/27(1)	325,000	310,633
Telecom Italia Capital SA, 6.375%, 11/15/33	1,825,000	1,787,419
Telecom Italia Capital SA, 6.00%, 9/30/34	2,777,000	2,640,589
Telecom Italia Capital SA, 7.20%, 7/18/36	325,000	326,672
Telesat Canada / Telesat LLC, 5.625%, 12/6/26(1)	2,350,000	1,443,406
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	295,959
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	800,000	377,961
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	2,025,000	1,625,659
		55,760,689
Electric Utilities — 0.9%
Drax Finco PLC, 6.625%, 11/1/25(1)	1,350,000	1,329,519
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	500,000	436,151
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	57,000	55,311
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	525,000	500,259
NRG Energy, Inc., 6.625%, 1/15/27	196,000	196,559
NRG Energy, Inc., 3.375%, 2/15/29(1)	675,000	596,933
NRG Energy, Inc., 3.625%, 2/15/31(1)	610,000	524,834
NRG Energy, Inc., 3.875%, 2/15/32(1)	1,100,000	942,947
NRG Energy, Inc., 7.00%, 3/15/33(1)	1,500,000	1,587,195
PG&E Corp., 5.00%, 7/1/28	2,650,000	2,580,057
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	1,425,000	1,515,170
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,605,000	1,585,597
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	600,000	592,211
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,450,000	1,412,628
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	1,650,000	1,542,121
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	3,100,000	3,221,951
		18,619,443
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	650,000	657,331
Regal Rexnord Corp., 6.05%, 4/15/28(1)	825,000	835,833
Regal Rexnord Corp., 6.30%, 2/15/30(1)	575,000	590,418
Regal Rexnord Corp., 6.40%, 4/15/33(1)	575,000	599,773
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	650,000	668,551
		3,351,906
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	3,425,000	3,256,490
Imola Merger Corp., 4.75%, 5/15/29(1)	8,775,000	8,348,085
Likewize Corp., 9.75%, 10/15/25(1)	975,000	989,169
Sensata Technologies BV, 5.00%, 10/1/25(1)	250,000	250,458
Sensata Technologies BV, 4.00%, 4/15/29(1)	4,225,000	3,931,046
Sensata Technologies BV, 5.875%, 9/1/30(1)	1,200,000	1,193,497
Sensata Technologies, Inc., 3.75%, 2/15/31(1)	775,000	684,163
TTM Technologies, Inc., 4.00%, 3/1/29(1)	2,425,000	2,205,756
		20,858,664
Energy Equipment and Services — 2.7%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	875,000	878,054
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	2,700,000	2,662,281
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/28(1)	500,000	522,500
Borr IHC Ltd. / Borr Finance LLC, 10.375%, 11/15/30(1)	400,000	414,000
Bristow Group, Inc., 6.875%, 3/1/28(1)	1,900,000	1,826,407
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30(1)	375,000	383,793
Enerflex Ltd., 9.00%, 10/15/27(1)	1,600,000	1,545,142
Global Marine, Inc., 7.00%, 6/1/28	1,868,000	1,625,534
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	2,275,000	2,394,335
Nabors Industries Ltd., 7.25%, 1/15/26(1)	200,000	192,444

Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,700,000	1,471,833
Nabors Industries, Inc., 5.75%, 2/1/25	3,523,000	3,524,028
Nine Energy Service, Inc., 13.00%, 2/1/28	2,275,000	2,018,414
Noble Finance II LLC, 8.00%, 4/15/30(1)	1,200,000	1,249,678
Oceaneering International, Inc., 6.00%, 2/1/28(1)	250,000	242,602
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,256,000	1,256,121
Precision Drilling Corp., 6.875%, 1/15/29(1)	2,100,000	2,027,371
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	1,900,000	1,983,913
Shelf Drilling Holdings Ltd., 9.625%, 4/15/29(1)	1,650,000	1,615,859
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(1)	975,000	974,491
Transocean Aquila Ltd., 8.00%, 9/30/28(1)	725,000	736,376
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	618,750	617,038
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	1,325,000	1,375,592
Transocean, Inc., 7.25%, 11/1/25(1)	1,300,000	1,281,813
Transocean, Inc., 7.50%, 1/15/26(1)	825,000	811,363
Transocean, Inc., 11.50%, 1/30/27(1)	1,998,000	2,089,389
Transocean, Inc., 8.00%, 2/1/27(1)	2,200,000	2,147,222
Transocean, Inc., 8.75%, 2/15/30(1)	950,000	993,278
Transocean, Inc., 7.50%, 4/15/31	2,125,000	1,873,113
Transocean, Inc., 6.80%, 3/15/38	2,950,000	2,368,909
Transocean, Inc., 9.35%, 12/15/41	1,125,000	1,008,585
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	1,500,000	1,495,316
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	825,000	816,125
Valaris Ltd., 8.375%, 4/30/30(1)	2,075,000	2,127,695
Vantage Drilling International, 9.50%, 2/15/28(1)	1,250,000	1,238,967
Weatherford International Ltd., 8.625%, 4/30/30(1)	7,750,000	8,098,471
		57,888,052
Entertainment — 1.1%
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/28(1)	2,000,000	1,071,570
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	375,000	248,438
AMC Entertainment Holdings, Inc., 10.00% Cash or 12.00% PIK or 5.00% Cash plus 6.00% PIK, 6/15/26(1)	4,045,980	3,514,368
Cinemark USA, Inc., 5.875%, 3/15/26(1)	2,325,000	2,277,804
Cinemark USA, Inc., 5.25%, 7/15/28(1)	4,475,000	4,109,748
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	2,025,000	2,008,324
Live Nation Entertainment, Inc., 6.50%, 5/15/27(1)	1,500,000	1,527,221
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	3,400,000	3,262,980
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	1,425,000	1,332,507
Netflix, Inc., 5.875%, 11/15/28	375,000	395,731
Odeon Finco PLC, 12.75%, 11/1/27(1)	275,000	279,490
Playtika Holding Corp., 4.25%, 3/15/29(1)	2,325,000	2,030,932
WMG Acquisition Corp., 3.875%, 7/15/30(1)	600,000	543,466
WMG Acquisition Corp., 3.00%, 2/15/31(1)	375,000	321,783
		22,924,362
Financial Services — 1.3%
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	600,000	576,587
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,600,000	1,596,376
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(1)	3,525,000	3,727,237
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 8/15/28(1)	1,100,000	985,847
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,154,000	2,063,552
MGIC Investment Corp., 5.25%, 8/15/28	2,755,000	2,684,395
Midcap Financial Issuer Trust, 6.50%, 5/1/28(1)	1,200,000	1,123,950
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	1,000,000	892,500
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	1,300,000	1,165,522
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(1)	1,975,000	1,606,854
NMI Holdings, Inc., 7.375%, 6/1/25(1)	1,925,000	1,930,371

Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)	1,475,000	1,303,525
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	2,200,000	1,982,791
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	1,725,000	1,778,133
PennyMac Financial Services, Inc., 5.75%, 9/15/31(1)	1,275,000	1,181,869
Radian Group, Inc., 4.50%, 10/1/24	950,000	938,567
Verscend Escrow Corp., 9.75%, 8/15/26(1)	1,350,000	1,360,332
		26,898,408
Food Products — 1.4%
B&G Foods, Inc., 8.00%, 9/15/28(1)	1,025,000	1,077,575
C&S Group Enterprises LLC, 5.00%, 12/15/28(1)	1,175,000	946,615
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	1,100,000	1,084,800
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	1,750,000	1,752,468
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	2,375,000	2,348,744
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 6/1/29(1)	425,000	334,158
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30	1,000,000	983,731
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)	3,400,000	3,137,691
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	1,450,000	1,324,624
Pilgrim's Pride Corp., 6.25%, 7/1/33	575,000	592,350
Post Holdings, Inc., 5.75%, 3/1/27(1)	307,000	304,812
Post Holdings, Inc., 5.625%, 1/15/28(1)	1,100,000	1,090,840
Post Holdings, Inc., 5.50%, 12/15/29(1)	4,675,000	4,509,565
Post Holdings, Inc., 4.625%, 4/15/30(1)	350,000	322,314
Post Holdings, Inc., 4.50%, 9/15/31(1)	825,000	740,455
Sigma Holdco BV, 7.875%, 5/15/26(1)	2,400,000	2,162,844
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	2,025,000	1,754,023
U.S. Foods, Inc., 6.875%, 9/15/28(1)	1,025,000	1,056,376
U.S. Foods, Inc., 4.75%, 2/15/29(1)	4,398,000	4,180,318
U.S. Foods, Inc., 7.25%, 1/15/32(1)	850,000	887,368
		30,591,671
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	1,225,000	1,209,050
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	150,000	148,631
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	2,801,000	2,726,892
		4,084,573
Ground Transportation — 1.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	750,000	727,968
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	2,625,000	2,419,260
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,250,000	1,157,692
Hertz Corp., 4.625%, 12/1/26(1)	1,000,000	897,465
Hertz Corp., 5.00%, 12/1/29(1)	3,425,000	2,813,989
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,750,000	1,619,791
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(1)	1,950,000	996,421
Uber Technologies, Inc., 8.00%, 11/1/26(1)	2,728,000	2,780,503
Uber Technologies, Inc., 7.50%, 9/15/27(1)	2,525,000	2,616,544
Uber Technologies, Inc., 6.25%, 1/15/28(1)	2,300,000	2,307,803
United Rentals North America, Inc., 4.875%, 1/15/28	1,000,000	977,010
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,725,000	1,752,596
United Rentals North America, Inc., 5.25%, 1/15/30	4,975,000	4,904,186
United Rentals North America, Inc., 4.00%, 7/15/30	3,100,000	2,858,793
United Rentals North America, Inc., 3.875%, 2/15/31	800,000	727,840
United Rentals North America, Inc., 3.75%, 1/15/32	1,650,000	1,461,779
XPO, Inc., 6.25%, 6/1/28(1)	1,025,000	1,039,232
XPO, Inc., 7.125%, 6/1/31(1)	675,000	699,479

XPO, Inc., 7.125%, 2/1/32(1)	1,750,000	1,807,237
		34,565,588
Health Care Equipment and Supplies — 0.9%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	3,125,000	3,022,535
Avantor Funding, Inc., 3.875%, 11/1/29(1)	3,475,000	3,158,992
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	2,750,000	2,904,523
Medline Borrower LP, 3.875%, 4/1/29(1)	2,675,000	2,421,822
Medline Borrower LP, 5.25%, 10/1/29(1)	7,327,000	6,916,075
		18,423,947
Health Care Providers and Services — 4.3%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	1,800,000	1,774,842
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,100,000	1,060,234
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	1,100,000	962,712
Air Methods Corp., 8.00%, 5/15/25(1)(2)(3)	2,700,000	43,875
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	125,000	120,900
Catalent Pharma Solutions, Inc., 3.125%, 2/15/29(1)	475,000	416,219
Centene Corp., 4.25%, 12/15/27	3,575,000	3,447,420
Centene Corp., 4.625%, 12/15/29	1,603,000	1,538,852
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	2,272,000	2,266,474
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	2,050,000	1,907,408
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	3,542,000	3,422,368
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	768,000	472,846
CHS / Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,925,000	1,734,945
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	4,460,000	2,883,017
CHS / Community Health Systems, Inc., 6.125%, 4/1/30(1)	2,850,000	1,848,852
CHS / Community Health Systems, Inc., 5.25%, 5/15/30(1)	4,100,000	3,434,679
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,628,000	2,069,550
CHS / Community Health Systems, Inc., 10.875%, 1/15/32(1)	4,750,000	4,970,305
DaVita, Inc., 4.625%, 6/1/30(1)	4,300,000	3,757,662
Encompass Health Corp., 4.75%, 2/1/30	1,890,000	1,781,940
HCA, Inc., 5.375%, 2/1/25	725,000	724,291
HCA, Inc., 7.58%, 9/15/25	1,250,000	1,288,991
HCA, Inc., 5.875%, 2/15/26	575,000	580,131
IQVIA, Inc., 5.00%, 10/15/26(1)	575,000	569,892
IQVIA, Inc., 5.00%, 5/15/27(1)	1,125,000	1,104,829
IQVIA, Inc., 6.25%, 2/1/29(1)	875,000	914,547
IQVIA, Inc., 6.50%, 5/15/30(1)	1,575,000	1,616,513
LifePoint Health, Inc., 5.375%, 1/15/29(1)	1,375,000	1,018,267
LifePoint Health, Inc., 9.875%, 8/15/30(1)	100,000	101,184
LifePoint Health, Inc., 11.00%, 10/15/30(1)	1,425,000	1,502,523
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,250,000	1,023,337
ModivCare, Inc., 5.875%, 11/15/25(1)	450,000	444,879
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	3,228,000	3,056,122
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,300,000	1,170,041
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	3,675,000	3,215,271
Owens & Minor, Inc., 4.50%, 3/31/29(1)	2,450,000	2,163,668
Owens & Minor, Inc., 6.625%, 4/1/30(1)	1,350,000	1,290,678
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)	2,025,000	1,976,592
RP Escrow Issuer LLC, 5.25%, 12/15/25(1)	1,325,000	1,061,587
Select Medical Corp., 6.25%, 8/15/26(1)	2,253,000	2,265,716
Star Parent, Inc., 9.00%, 10/1/30(1)	500,000	527,551
Tenet Healthcare Corp., 4.875%, 1/1/26	3,700,000	3,660,918
Tenet Healthcare Corp., 5.125%, 11/1/27	3,525,000	3,448,423
Tenet Healthcare Corp., 4.625%, 6/15/28	504,000	481,289
Tenet Healthcare Corp., 6.125%, 10/1/28	4,025,000	4,017,151

Tenet Healthcare Corp., 4.25%, 6/1/29	3,150,000	2,936,077
Tenet Healthcare Corp., 4.375%, 1/15/30	425,000	394,323
Tenet Healthcare Corp., 6.125%, 6/15/30	3,800,000	3,846,881
Tenet Healthcare Corp., 6.75%, 5/15/31(1)	4,200,000	4,297,860
Tenet Healthcare Corp., 6.875%, 11/15/31	350,000	359,860
		90,974,492
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,188,000	1,167,250
Diversified Healthcare Trust, 4.375%, 3/1/31	275,000	206,729
		1,373,979
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	5,507,000	5,003,178
Hotel & Resort REITs — 0.4%
Service Properties Trust, 7.50%, 9/15/25	325,000	328,886
Service Properties Trust, 5.25%, 2/15/26	2,225,000	2,162,922
Service Properties Trust, 4.75%, 10/1/26	1,850,000	1,728,614
Service Properties Trust, 4.95%, 2/15/27	725,000	657,263
Service Properties Trust, 5.50%, 12/15/27	550,000	504,150
Service Properties Trust, 4.95%, 10/1/29	1,900,000	1,574,778
Service Properties Trust, 4.375%, 2/15/30	100,000	77,752
Service Properties Trust, 8.625%, 11/15/31(1)	600,000	628,958
		7,663,323
Hotels, Restaurants and Leisure — 11.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,375,000	1,314,486
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	7,775,000	6,982,953
Affinity Interactive, 6.875%, 12/15/27(1)	1,850,000	1,650,484
Aramark Services, Inc., 5.00%, 4/1/25(1)	820,000	814,414
Boyd Gaming Corp., 4.75%, 12/1/27	800,000	771,181
Boyd Gaming Corp., 4.75%, 6/15/31(1)	3,600,000	3,308,000
Boyne USA, Inc., 4.75%, 5/15/29(1)	1,100,000	1,035,600
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	2,725,000	2,734,467
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	1,350,000	1,384,808
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	8,200,000	7,406,540
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	2,325,000	2,385,594
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(1)	975,000	975,507
Carnival Corp., 7.625%, 3/1/26(1)	5,725,000	5,832,092
Carnival Corp., 5.75%, 3/1/27(1)	17,225,000	16,814,761
Carnival Corp., 9.875%, 8/1/27(1)	175,000	183,833
Carnival Corp., 6.65%, 1/15/28	1,375,000	1,318,957
Carnival Corp., 6.00%, 5/1/29(1)	7,475,000	7,198,204
Carnival Corp., 7.00%, 8/15/29(1)	725,000	757,440
Carnival Corp., 10.50%, 6/1/30(1)	6,900,000	7,552,257
Carnival PLC, 7.875%, 6/1/27	2,200,000	2,304,533
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)	1,925,000	1,702,459
CEC Entertainment LLC, 6.75%, 5/1/26(1)	275,000	268,706
Cedar Fair LP, 5.25%, 7/15/29	1,300,000	1,227,928
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	225,000	220,516
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/1/28	2,000,000	1,987,834
Churchill Downs, Inc., 5.50%, 4/1/27(1)	1,625,000	1,609,197
Churchill Downs, Inc., 4.75%, 1/15/28(1)	675,000	647,339
Churchill Downs, Inc., 5.75%, 4/1/30(1)	2,760,000	2,694,192
Empire Resorts, Inc., 7.75%, 11/1/26(1)	1,400,000	1,214,236
Everi Holdings, Inc., 5.00%, 7/15/29(1)	925,000	840,784
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	175,000	158,945

Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(1)	2,450,000	2,153,911
Full House Resorts, Inc., 8.25%, 2/15/28(1)	2,400,000	2,258,208
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	2,850,000	2,083,108
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	2,200,000	2,202,594
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	600,000	556,901
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	1,300,000	1,261,243
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	4,775,000	4,378,676
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	5,650,000	4,937,669
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	3,400,000	3,140,804
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	2,950,000	2,614,886
International Game Technology PLC, 4.125%, 4/15/26(1)	3,150,000	3,063,549
International Game Technology PLC, 5.25%, 1/15/29(1)	1,025,000	1,004,320
IRB Holding Corp., 7.00%, 6/15/25(1)	1,400,000	1,401,092
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	3,075,000	2,893,360
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	775,000	763,933
Life Time, Inc., 5.75%, 1/15/26(1)	5,975,000	5,935,772
Life Time, Inc., 8.00%, 4/15/26(1)	7,000,000	7,068,198
Light & Wonder International, Inc., 7.00%, 5/15/28(1)	3,825,000	3,866,984
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	825,000	845,534
Light & Wonder International, Inc., 7.50%, 9/1/31(1)	225,000	234,839
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	500,000	497,925
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	625,000	619,087
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	1,000,000	996,330
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	900,000	881,764
MGM China Holdings Ltd., 4.75%, 2/1/27(1)	1,975,000	1,880,397
MGM Resorts International, 6.75%, 5/1/25	1,350,000	1,355,065
MGM Resorts International, 5.75%, 6/15/25	825,000	822,332
MGM Resorts International, 5.50%, 4/15/27	1,064,000	1,056,561
MGM Resorts International, 4.75%, 10/15/28	850,000	810,405
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	1,450,000	1,350,102
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(1)	1,185,000	1,119,914
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	1,800,000	1,699,992
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,075,000	1,920,866
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	380,000	379,533
NCL Corp. Ltd., 5.875%, 3/15/26(1)	6,750,000	6,600,506
NCL Corp. Ltd., 5.875%, 2/15/27(1)	1,050,000	1,041,592
NCL Corp. Ltd., 8.375%, 2/1/28(1)	800,000	847,616
NCL Corp. Ltd., 8.125%, 1/15/29(1)	575,000	601,066
NCL Corp. Ltd., 7.75%, 2/15/29(1)	625,000	629,362
NCL Finance Ltd., 6.125%, 3/15/28(1)	1,500,000	1,437,228
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	4,075,000	3,488,786
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	2,385,000	1,910,302
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	1,975,000	1,542,939
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	1,025,000	1,095,145
Royal Caribbean Cruises Ltd., 4.25%, 7/1/26(1)	1,450,000	1,401,424
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26(1)	1,750,000	1,733,853
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	4,825,000	4,779,386
Royal Caribbean Cruises Ltd., 11.625%, 8/15/27(1)	1,200,000	1,306,649
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	1,500,000	1,578,792
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	1,970,000	1,817,598
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	3,850,000	3,803,353
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	650,000	691,159
Royal Caribbean Cruises Ltd., 9.25%, 1/15/29(1)	2,425,000	2,609,974
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	1,025,000	1,071,130
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.625%, 3/1/30(1)	650,000	615,300

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	2,550,000	2,386,764
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	3,750,000	3,744,670
Station Casinos LLC, 4.50%, 2/15/28(1)	400,000	377,436
Station Casinos LLC, 4.625%, 12/1/31(1)	725,000	654,446
Studio City Finance Ltd., 6.00%, 7/15/25(1)	976,000	956,368
Studio City Finance Ltd., 5.00%, 1/15/29(1)	875,000	736,298
TKC Holdings, Inc., 10.50%, 5/15/29(1)	1,550,000	1,404,323
Travel & Leisure Co., 6.625%, 7/31/26(1)	2,450,000	2,473,756
Travel & Leisure Co., 4.625%, 3/1/30(1)	600,000	537,327
Vail Resorts, Inc., 6.25%, 5/15/25(1)	925,000	921,272
Viking Cruises Ltd., 6.25%, 5/15/25(1)	1,800,000	1,796,304
Viking Cruises Ltd., 5.875%, 9/15/27(1)	3,925,000	3,791,059
Viking Cruises Ltd., 7.00%, 2/15/29(1)	2,750,000	2,729,100
Viking Cruises Ltd., 9.125%, 7/15/31(1)	2,500,000	2,665,717
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	1,375,000	1,341,807
VOC Escrow Ltd., 5.00%, 2/15/28(1)	1,600,000	1,533,511
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	446,000	444,010
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,025,000	1,972,195
Wynn Macau Ltd., 5.50%, 1/15/26(1)	1,780,000	1,738,845
Wynn Macau Ltd., 5.625%, 8/26/28(1)	1,200,000	1,112,489
Wynn Macau Ltd., 5.125%, 12/15/29(1)	3,150,000	2,802,407
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	3,428,000	3,239,157
Yum! Brands, Inc., 5.375%, 4/1/32	3,700,000	3,639,256
		236,955,778
Household Durables — 2.2%
Adams Homes, Inc., 7.50%, 2/15/25(1)	397,000	393,794
Adams Homes, Inc., 9.25%, 10/15/28(1)	2,125,000	2,158,124
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	1,525,000	1,487,914
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 8/1/29(1)	700,000	623,303
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	1,700,000	1,525,853
Beazer Homes USA, Inc., 5.875%, 10/15/27	425,000	415,650
Beazer Homes USA, Inc., 7.25%, 10/15/29	2,500,000	2,525,070
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	1,900,000	1,697,151
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.875%, 2/15/30(1)	400,000	352,253
Century Communities, Inc., 6.75%, 6/1/27	875,000	885,448
Century Communities, Inc., 3.875%, 8/15/29(1)	1,375,000	1,246,108
Dream Finders Homes, Inc., 8.25%, 8/15/28(1)	1,525,000	1,613,328
Empire Communities Corp., 7.00%, 12/15/25(1)	1,350,000	1,345,012
Installed Building Products, Inc., 5.75%, 2/1/28(1)	1,450,000	1,414,497
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	13,260
KB Home, 6.875%, 6/15/27	825,000	858,568
KB Home, 7.25%, 7/15/30	800,000	829,090
KB Home, 4.00%, 6/15/31	1,775,000	1,592,272
LGI Homes, Inc., 8.75%, 12/15/28(1)	1,700,000	1,809,437
LGI Homes, Inc., 4.00%, 7/15/29(1)	925,000	798,904
Mattamy Group Corp., 4.625%, 3/1/30(1)	1,400,000	1,298,948
Meritage Homes Corp., 6.00%, 6/1/25	1,922,000	1,919,061
Meritage Homes Corp., 5.125%, 6/6/27	225,000	221,958
Meritage Homes Corp., 3.875%, 4/15/29(1)	600,000	552,000
Newell Brands, Inc., 5.20%, 4/1/26	3,475,000	3,429,481
Newell Brands, Inc., 6.375%, 9/15/27	800,000	796,773
Newell Brands, Inc., 6.625%, 9/15/29	1,350,000	1,347,128
Newell Brands, Inc., 6.375%, 4/1/36	3,300,000	3,024,057
Newell Brands, Inc., 6.50%, 4/1/46	925,000	770,333
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28	1,400,000	1,317,743

Shea Homes LP / Shea Homes Funding Corp., 4.75%, 4/1/29	2,275,000	2,104,921
STL Holding Co. LLC, 7.50%, 2/15/26(1)	1,350,000	1,319,072
SWF Escrow Issuer Corp., 6.50%, 10/1/29(1)	1,000,000	719,755
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,225,000	1,232,059
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	275,000	248,676
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	1,075,000	910,157
TopBuild Corp., 4.125%, 2/15/32(1)	1,075,000	957,806
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	324,000	324,371
Tri Pointe Homes, Inc., 5.25%, 6/1/27	700,000	688,545
Tri Pointe Homes, Inc., 5.70%, 6/15/28	600,000	594,303
		47,362,183
Household Products — 0.2%
Central Garden & Pet Co., 4.125%, 10/15/30	475,000	432,543
Central Garden & Pet Co., 4.125%, 4/30/31(1)	1,300,000	1,150,313
Energizer Holdings, Inc., 6.50%, 12/31/27(1)	725,000	725,747
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(1)	900,000	860,481
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	600,000	582,888
Spectrum Brands, Inc., 3.875%, 3/15/31(1)	1,050,000	956,692
		4,708,664
Independent Power and Renewable Electricity Producers — 0.7%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	200,000	187,617
Calpine Corp., 4.50%, 2/15/28(1)	2,850,000	2,712,558
Calpine Corp., 5.125%, 3/15/28(1)	2,275,000	2,182,643
Calpine Corp., 4.625%, 2/1/29(1)	1,525,000	1,417,940
Calpine Corp., 5.00%, 2/1/31(1)	1,525,000	1,399,989
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	2,000,000	1,928,368
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	350,000	308,692
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	850,000	741,502
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	800,000	777,771
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,575,000	1,466,490
TransAlta Corp., 7.75%, 11/15/29	800,000	850,300
		13,973,870
Industrial Conglomerates — 0.1%
Benteler International AG, 10.50%, 5/15/28(1)	1,000,000	1,054,225
Insurance — 0.6%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	3,100,000	3,094,926
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	800,000	836,761
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	2,950,000	2,666,699
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	700,000	698,250
AssuredPartners, Inc., 7.00%, 8/15/25(1)	625,000	626,724
AssuredPartners, Inc., 5.625%, 1/15/29(1)	900,000	841,192
Genworth Holdings, Inc., VRN, 7.64%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	337,500
HUB International Ltd., 7.00%, 5/1/26(1)	50,000	50,251
HUB International Ltd., 5.625%, 12/1/29(1)	625,000	597,023
HUB International Ltd., 7.25%, 6/15/30(1)	1,250,000	1,321,131
MBIA Insurance Corp., VRN, 16.92%, 1/15/33(1)(2)(3)	125,000	4,531
Ryan Specialty LLC, 4.375%, 2/1/30(1)	625,000	580,469
USI, Inc., 7.50%, 1/15/32(1)	675,000	691,909
		12,347,366
Interactive Media and Services — 0.1%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	875,000	793,371
Ziff Davis, Inc., 4.625%, 10/15/30(1)	843,000	774,334
		1,567,705
IT Services — 0.4%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	575,000	564,201

CDW LLC / CDW Finance Corp., 3.25%, 2/15/29	1,100,000	1,007,039
Exela Intermediate LLC / Exela Finance, Inc., 11.50% PIK, 4/15/26(1)	2,318,886	417,399
Newfold Digital Holdings Group, Inc., 6.00%, 2/15/29(1)	1,175,000	888,924
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	1,925,000	1,888,684
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	2,150,000	2,174,299
Twilio, Inc., 3.875%, 3/15/31	1,050,000	937,141
Vericast Corp., 11.00%, 9/15/26(1)	933,750	993,277
		8,870,964
Leisure Products — 0.2%
Acushnet Co., 7.375%, 10/15/28(1)	675,000	704,642
MajorDrive Holdings IV LLC, 6.375%, 6/1/29(1)	2,075,000	1,788,944
Mattel, Inc., 3.375%, 4/1/26(1)	500,000	475,935
Mattel, Inc., 5.875%, 12/15/27(1)	425,000	424,842
Mattel, Inc., 6.20%, 10/1/40	200,000	193,715
Mattel, Inc., 5.45%, 11/1/41	875,000	789,142
		4,377,220
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	750,000	714,632
Charles River Laboratories International, Inc., 3.75%, 3/15/29(1)	500,000	458,428
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	500,000	452,292
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	1,625,000	1,670,861
		3,296,213
Machinery — 1.1%
Allison Transmission, Inc., 4.75%, 10/1/27(1)	625,000	604,308
Allison Transmission, Inc., 3.75%, 1/30/31(1)	950,000	840,379
Chart Industries, Inc., 7.50%, 1/1/30(1)	1,825,000	1,909,857
Chart Industries, Inc., 9.50%, 1/1/31(1)	2,850,000	3,097,953
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)	2,550,000	2,545,201
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	1,250,000	1,276,563
OT Merger Corp., 7.875%, 10/15/29(1)	650,000	390,048
Terex Corp., 5.00%, 5/15/29(1)	2,600,000	2,453,373
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 4/15/26(1)	2,925,000	2,946,279
TK Elevator Holdco GmbH, 7.625%, 7/15/28(1)	238,000	234,071
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	1,150,000	1,130,493
Trinity Industries, Inc., 7.75%, 7/15/28(1)	2,225,000	2,299,996
Vertiv Group Corp., 4.125%, 11/15/28(1)	250,000	234,711
Wabash National Corp., 4.50%, 10/15/28(1)	525,000	474,372
Werner FinCo LP / Werner FinCo, Inc., 11.50%, 6/15/28(1)	600,000	623,986
Werner FinCo LP / Werner FinCo, Inc., 14.50% Cash or 8.75% Cash plus 5.75% PIK, 10/15/28(1)	2,263,381	1,881,435
		22,943,025
Media — 9.0%
Altice Financing SA, 5.00%, 1/15/28(1)	4,000,000	3,629,046
AMC Networks, Inc., 4.75%, 8/1/25	900,000	877,001
AMC Networks, Inc., 4.25%, 2/15/29	3,075,000	2,349,321
Audacy Capital Corp., 6.75%, 3/31/29(1)(2)(3)	625,000	12,500
Cable One, Inc., 4.00%, 11/15/30(1)	425,000	344,625
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	3,300,000	3,190,422
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,000,000	957,563
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	300,000	283,194
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	5,300,000	5,233,711
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,500,000	3,203,200
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	925,000	835,108
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	4,000,000	3,501,021
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	2,300,000	2,362,075
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	12,200,000	10,773,820

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	8,275,000	7,098,208
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	7,200,000	6,101,551
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	4,975,000	4,049,486
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	750,000	737,668
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 5/1/47	3,250,000	2,766,857
Clear Channel International BV, 6.625%, 8/1/25(1)	2,200,000	2,212,412
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	4,650,000	4,441,944
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,200,000	1,898,939
Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29(1)	1,200,000	998,910
CSC Holdings LLC, 5.25%, 6/1/24	1,170,000	1,146,180
CSC Holdings LLC, 5.50%, 4/15/27(1)	1,950,000	1,803,686
CSC Holdings LLC, 5.375%, 2/1/28(1)	300,000	265,282
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	749,045
CSC Holdings LLC, 11.25%, 5/15/28(1)	1,200,000	1,237,278
CSC Holdings LLC, 6.50%, 2/1/29(1)	2,700,000	2,385,166
CSC Holdings LLC, 5.75%, 1/15/30(1)	3,404,000	2,122,530
CSC Holdings LLC, 4.125%, 12/1/30(1)	275,000	209,528
CSC Holdings LLC, 4.625%, 12/1/30(1)	1,465,000	883,938
CSC Holdings LLC, 4.50%, 11/15/31(1)	4,150,000	3,142,798
CSC Holdings LLC, 5.00%, 11/15/31(1)	2,975,000	1,803,207
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)(2)(3)	3,350,000	171,688
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	6,375,000	5,995,030
DISH DBS Corp., 7.75%, 7/1/26	1,475,000	1,028,871
DISH DBS Corp., 5.25%, 12/1/26(1)	4,025,000	3,455,966
DISH DBS Corp., 7.375%, 7/1/28	2,775,000	1,661,539
DISH DBS Corp., 5.75%, 12/1/28(1)	1,850,000	1,479,029
DISH DBS Corp., 5.125%, 6/1/29	2,700,000	1,394,347
DISH Network Corp., 11.75%, 11/15/27(1)	5,650,000	5,902,397
GCI LLC, 4.75%, 10/15/28(1)	1,200,000	1,102,246
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	2,275,000	1,718,986
Gray Television, Inc., 7.00%, 5/15/27(1)	1,175,000	1,117,960
Gray Television, Inc., 4.75%, 10/15/30(1)	3,735,000	2,815,872
iHeartCommunications, Inc., 6.375%, 5/1/26	726,342	619,964
iHeartCommunications, Inc., 8.375%, 5/1/27	2,025,000	1,316,250
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	2,600,000	2,068,352
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	999,000	769,470
Lamar Media Corp., 3.75%, 2/15/28	950,000	894,256
Lamar Media Corp., 4.00%, 2/15/30	725,000	665,200
Lamar Media Corp., 3.625%, 1/15/31	200,000	177,894
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	550,000	539,256
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	200,000	174,471
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	1,575,000	1,466,262
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	1,875,000	1,829,241
News Corp., 3.875%, 5/15/29(1)	3,400,000	3,129,614
News Corp., 5.125%, 2/15/32(1)	5,400,000	5,132,082
Nexstar Media, Inc., 5.625%, 7/15/27(1)	425,000	411,309
Nexstar Media, Inc., 4.75%, 11/1/28(1)	1,925,000	1,775,399
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	4,450,000	4,304,938
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.25%, 1/15/29(1)	2,650,000	2,393,838
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	1,550,000	1,383,617
Scripps Escrow II, Inc., 3.875%, 1/15/29(1)	200,000	177,094
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	625,000	459,406
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	775,000	689,258
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	1,625,000	1,451,824
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	1,025,000	770,093

Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	2,025,000	1,430,146
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	4,850,000	4,561,232
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,725,000	2,634,036
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	2,800,000	2,591,352
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	2,075,000	2,008,424
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	5,675,000	4,861,950
TEGNA, Inc., 4.625%, 3/15/28	2,250,000	2,104,470
TEGNA, Inc., 5.00%, 9/15/29	950,000	871,653
Univision Communications, Inc., 5.125%, 2/15/25(1)	469,000	467,656
Univision Communications, Inc., 6.625%, 6/1/27(1)	3,800,000	3,792,391
Univision Communications, Inc., 8.00%, 8/15/28(1)	550,000	567,793
Univision Communications, Inc., 4.50%, 5/1/29(1)	4,750,000	4,243,568
Univision Communications, Inc., 7.375%, 6/30/30(1)	2,225,000	2,221,211
UPC Broadband Finco BV, 4.875%, 7/15/31(1)	4,350,000	3,833,742
UPC Holding BV, 5.50%, 1/15/28(1)	1,000,000	943,705
Videotron Ltd., 5.125%, 4/15/27(1)	1,150,000	1,133,722
Videotron Ltd., 3.625%, 6/15/29(1)	600,000	545,128
Virgin Media Finance PLC, 5.00%, 7/15/30(1)	3,600,000	3,178,483
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	193,473
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	400,000	356,644
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	1,300,000	1,222,259
VZ Secured Financing BV, 5.00%, 1/15/32(1)	950,000	812,199
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	2,700,000	2,630,318
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	400,000	335,020
		191,590,814
Metals and Mining — 2.6%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	700,000	704,831
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	600,000	557,261
ArcelorMittal SA, 7.00%, 10/15/39	575,000	623,639
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	2,300,000	2,402,603
ATI, Inc., 5.875%, 12/1/27	1,550,000	1,529,329
ATI, Inc., 4.875%, 10/1/29	825,000	770,068
ATI, Inc., 7.25%, 8/15/30	850,000	885,378
ATI, Inc., 5.125%, 10/1/31	1,550,000	1,440,057
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	1,325,000	1,241,803
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/29(1)	1,920,000	1,959,888
Carpenter Technology Corp., 6.375%, 7/15/28	2,294,000	2,288,076
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	2,615,000	2,608,651
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	600,000	557,363
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	1,250,000	1,269,163
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	1,300,000	1,176,910
Coeur Mining, Inc., 5.125%, 2/15/29(1)	1,275,000	1,174,932
Commercial Metals Co., 4.125%, 1/15/30	775,000	714,330
Commercial Metals Co., 4.375%, 3/15/32	775,000	696,594
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	700,000	693,914
Constellium SE, 5.625%, 6/15/28(1)	550,000	537,398
Constellium SE, 3.75%, 4/15/29(1)	2,050,000	1,863,021
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	1,527,000	1,457,377
First Quantum Minerals Ltd., 8.625%, 6/1/31(1)	200,000	169,750
FMG Resources August 2006 Pty Ltd., 5.875%, 4/15/30(1)	2,800,000	2,778,238
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(1)	1,850,000	1,865,899
Freeport-McMoRan, Inc., 4.375%, 8/1/28	128,000	123,029
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	950,000	921,164
IAMGOLD Corp., 5.75%, 10/15/28(1)	1,200,000	1,033,634
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28(1)	900,000	922,447

Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	1,916,000	1,774,407
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	300,000	259,087
Mineral Resources Ltd., 8.125%, 5/1/27(1)	1,975,000	2,009,100
Mineral Resources Ltd., 8.00%, 11/1/27(1)	875,000	898,298
Mineral Resources Ltd., 9.25%, 10/1/28(1)	1,425,000	1,517,653
Mineral Resources Ltd., 8.50%, 5/1/30(1)	2,042,000	2,131,319
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(3)(4)	475,000	618
Novelis Corp., 3.25%, 11/15/26(1)	475,000	447,480
Novelis Corp., 4.75%, 1/30/30(1)	1,875,000	1,766,350
Novelis Corp., 3.875%, 8/15/31(1)	1,150,000	1,015,087
Park-Ohio Industries, Inc., 6.625%, 4/15/27	1,950,000	1,805,953
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	3,300,000	3,023,110
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	1,275,000	1,181,517
Taseko Mines Ltd., 7.00%, 2/15/26(1)	1,100,000	1,045,417
TMS International Corp., 6.25%, 4/15/29(1)	850,000	702,402
		54,544,545
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	2,775,000	2,470,658
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	850,000	801,743
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	900,000	812,745
		4,085,146
Oil, Gas and Consumable Fuels — 11.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	1,300,000	1,307,826
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	2,250,000	2,308,064
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,525,000	2,506,976
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	750,000	721,915
Antero Resources Corp., 7.625%, 2/1/29(1)	681,000	699,409
Antero Resources Corp., 5.375%, 3/1/30(1)	100,000	95,965
Apache Corp., 4.25%, 1/15/30	1,850,000	1,730,705
Apache Corp., 5.10%, 9/1/40	1,175,000	1,008,591
Apache Corp., 4.75%, 4/15/43	500,000	394,281
Apache Corp., 4.25%, 1/15/44	130,000	93,640
Apache Corp., 7.375%, 8/15/47	600,000	604,176
Apache Corp., 5.35%, 7/1/49	2,075,000	1,728,500
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 9.00%, 11/1/27(1)	2,150,000	2,711,010
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	225,000	226,571
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)	280,000	260,800
Athabasca Oil Corp., 9.75%, 11/1/26(1)	1,513,000	1,599,128
Baytex Energy Corp., 8.50%, 4/30/30(1)	2,975,000	3,081,416
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	1,625,000	1,647,836
Callon Petroleum Co., 6.375%, 7/1/26	175,000	174,684
Callon Petroleum Co., 7.50%, 6/15/30(1)	1,375,000	1,388,174
Cheniere Energy Partners LP, 4.00%, 3/1/31	1,150,000	1,047,038
Cheniere Energy Partners LP, 3.25%, 1/31/32	1,650,000	1,407,874
Chesapeake Energy Corp., 5.50%, 2/1/26(1)	1,204,000	1,194,656
Chesapeake Energy Corp., 5.875%, 2/1/29(1)	1,450,000	1,422,519
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	875,000	884,076
Chord Energy Corp., 6.375%, 6/1/26(1)	1,025,000	1,026,035
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,475,000	1,473,860
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	1,950,000	1,945,736
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	1,900,000	1,955,385
Civitas Resources, Inc., 5.00%, 10/15/26(1)	2,450,000	2,378,358
Civitas Resources, Inc., 8.375%, 7/1/28(1)	1,600,000	1,672,312
Civitas Resources, Inc., 8.625%, 11/1/30(1)	700,000	743,097
CNX Midstream Partners LP, 4.75%, 4/15/30(1)	700,000	629,501

CNX Resources Corp., 7.25%, 3/14/27(1)	1,531,000	1,547,391
CNX Resources Corp., 6.00%, 1/15/29(1)	1,300,000	1,247,769
CNX Resources Corp., 7.375%, 1/15/31(1)	1,350,000	1,360,896
Comstock Resources, Inc., 6.75%, 3/1/29(1)	2,150,000	1,968,910
Comstock Resources, Inc., 5.875%, 1/15/30(1)	2,225,000	1,932,736
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	5,600,000	5,314,453
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	950,000	986,418
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	1,530,000	1,493,510
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	909,000	904,346
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	1,875,000	1,773,039
DT Midstream, Inc., 4.125%, 6/15/29(1)	450,000	414,524
DT Midstream, Inc., 4.375%, 6/15/31(1)	375,000	338,733
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	1,150,000	1,151,804
Energian Israel Finance Ltd., 5.375%, 3/30/28(1)	425,000	374,550
Energian Israel Finance Ltd., 5.875%, 3/30/31(1)	700,000	592,707
Energy Transfer LP, 6.00%, 2/1/29(1)	1,350,000	1,363,012
Energy Transfer LP, 7.375%, 2/1/31(1)	1,775,000	1,866,520
EnLink Midstream LLC, 5.375%, 6/1/29	2,350,000	2,302,189
EnLink Midstream LLC, 6.50%, 9/1/30(1)	2,475,000	2,529,725
EnLink Midstream Partners LP, 4.85%, 7/15/26	2,700,000	2,648,499
EnLink Midstream Partners LP, 5.60%, 4/1/44	1,800,000	1,569,390
EnLink Midstream Partners LP, 5.05%, 4/1/45	1,500,000	1,243,590
EnLink Midstream Partners LP, 5.45%, 6/1/47	1,625,000	1,421,477
EQM Midstream Partners LP, 4.00%, 8/1/24	400,000	396,477
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	1,100,000	1,100,182
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	1,450,000	1,494,982
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	750,000	764,143
EQM Midstream Partners LP, 5.50%, 7/15/28	1,626,000	1,612,116
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	2,925,000	2,765,986
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	2,725,000	2,932,533
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	1,875,000	1,747,479
EQM Midstream Partners LP, 6.50%, 7/15/48	2,475,000	2,539,701
EQT Corp., 6.125%, 2/1/25	125,000	125,634
EQT Corp., 3.125%, 5/15/26(1)	425,000	403,622
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	900,000	915,575
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	600,000	602,710
Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	1,125,000	1,164,492
Gulfport Energy Corp., 8.00%, 5/17/26(1)	2,494,641	2,524,415
Gulfport Energy Corp., 8.00%, 5/17/26	722	730
Harbour Energy PLC, 5.50%, 10/15/26(1)	225,000	220,152
Harvest Midstream I LP, 7.50%, 9/1/28(1)	2,775,000	2,761,596
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,645,000	1,588,613
Hess Midstream Operations LP, 5.50%, 10/15/30(1)	1,400,000	1,356,576
HF Sinclair Corp., 6.375%, 4/15/27(1)	975,000	983,214
HF Sinclair Corp., 5.00%, 2/1/28(1)	2,375,000	2,305,445
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	675,000	673,149
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 4/15/30(1)	1,450,000	1,408,177
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	2,150,000	2,080,426
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 4/15/32(1)	950,000	915,226
Hilcorp Energy I LP / Hilcorp Finance Co., 8.375%, 11/1/33(1)	1,925,000	2,042,396
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	2,600,000	2,574,702
ITT Holdings LLC, 6.50%, 8/1/29(1)	1,675,000	1,483,489
Kinetik Holdings LP, 5.875%, 6/15/30(1)	1,675,000	1,645,473
Leviathan Bond Ltd., 6.125%, 6/30/25(1)	1,100,000	1,069,310
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	2,009,000	1,960,864

Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	2,450,000	2,518,959
Matador Resources Co., 5.875%, 9/15/26	1,700,000	1,687,375
Matador Resources Co., 6.875%, 4/15/28(1)	1,925,000	1,954,444
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	2,500,000	2,497,178
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	1,300,000	1,338,045
Murphy Oil Corp., 6.375%, 7/15/28	2,375,000	2,388,117
Murphy Oil Corp., 7.05%, 5/1/29	375,000	386,466
Murray Energy Corp., 12.00%, 4/15/24(1)(2)(3)	5,425,447	54
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	900,000	865,177
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	5,700,000	5,761,554
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 4/15/26	450,000	447,784
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	4,925,000	4,991,684
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	1,775,000	1,851,054
NuStar Logistics LP, 6.00%, 6/1/26	275,000	274,762
NuStar Logistics LP, 6.375%, 10/1/30	1,850,000	1,855,902
Ovintiv, Inc., 8.125%, 9/15/30	500,000	563,779
Parkland Corp., 5.875%, 7/15/27(1)	1,000,000	996,587
Parkland Corp., 4.50%, 10/1/29(1)	4,975,000	4,566,005
Parkland Corp., 4.625%, 5/1/30(1)	1,625,000	1,496,779
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	3,600,000	3,508,702
PBF Holding Co. LLC / PBF Finance Corp., 7.875%, 9/15/30(1)	2,100,000	2,141,129
PDC Energy, Inc., 5.75%, 5/15/26	145,000	144,815
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	2,750,000	2,715,813
Permian Resources Operating LLC, 6.875%, 4/1/27(1)	2,825,000	2,826,157
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	211,000	218,925
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	1,750,000	1,708,490
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	1,800,000	1,858,352
Range Resources Corp., 8.25%, 1/15/29	2,195,000	2,274,508
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	375,000	354,920
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	800,000	775,003
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	700,000	670,146
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	1,120,000	1,026,245
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	250,000	252,773
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	1,600,000	1,567,787
SM Energy Co., 5.625%, 6/1/25	1,400,000	1,384,830
SM Energy Co., 6.75%, 9/15/26	225,000	224,613
Southwestern Energy Co., 5.70%, 1/23/25	508,000	506,294
Southwestern Energy Co., 8.375%, 9/15/28	1,775,000	1,839,534
Southwestern Energy Co., 5.375%, 2/1/29	725,000	708,219
Southwestern Energy Co., 5.375%, 3/15/30	300,000	293,294
Southwestern Energy Co., 4.75%, 2/1/32	425,000	393,744
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,775,000	1,780,016
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(1)	1,125,000	1,161,446
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	2,550,000	2,363,473
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(1)	1,555,000	1,564,400
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	1,425,000	1,326,714
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	1,550,000	1,435,866
Talos Production, Inc., 12.00%, 1/15/26	950,000	977,906
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	175,000	180,891
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,025,000	997,023
Teine Energy Ltd., 6.875%, 4/15/29(1)	1,600,000	1,510,998
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	1,450,000	1,444,068
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/31(1)	1,700,000	1,499,886
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	1,350,000	1,145,675
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	5,650,000	5,711,060

Venture Global LNG, Inc., 9.50%, 2/1/29(1)	3,125,000	3,308,725
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	4,925,000	4,929,862
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	4,525,000	4,716,245
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	1,425,000	1,369,914
Vital Energy, Inc., 10.125%, 1/15/28	1,625,000	1,671,010
Vital Energy, Inc., 7.75%, 7/31/29(1)	1,950,000	1,866,498
Vital Energy, Inc., 9.75%, 10/15/30	475,000	492,777
Western Midstream Operating LP, 4.50%, 3/1/28	1,300,000	1,259,072
Western Midstream Operating LP, 5.45%, 4/1/44	825,000	748,072
Western Midstream Operating LP, 5.30%, 3/1/48	1,235,000	1,076,520
Western Midstream Operating LP, 5.50%, 8/15/48	675,000	602,947
		233,552,949
Paper and Forest Products — 0.1%
Ahlstrom Holding 3 OY, 4.875%, 2/4/28(1)	200,000	175,601
Domtar Corp., 6.75%, 10/1/28(1)	1,388,000	1,256,333
Glatfelter Corp., 4.75%, 11/15/29(1)	850,000	598,659
Mercer International, Inc., 5.125%, 2/1/29	1,050,000	903,304
		2,933,897
Passenger Airlines — 0.9%
Air Canada, 3.875%, 8/15/26(1)	325,000	310,706
Allegiant Travel Co., 7.25%, 8/15/27(1)	1,050,000	1,028,587
American Airlines, Inc., 7.25%, 2/15/28(1)	1,600,000	1,619,752
American Airlines, Inc., 8.50%, 5/15/29(1)	2,975,000	3,143,456
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,145,833	2,131,932
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	4,800,000	4,684,356
Delta Air Lines, Inc., 7.375%, 1/15/26	675,000	698,233
Delta Air Lines, Inc., 4.375%, 4/19/28	400,000	387,398
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	113,337	111,659
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,700,000	1,603,043
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	975,000	702,330
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	150,000	108,051
United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	517,587	524,623
United Airlines, Inc., 4.375%, 4/15/26(1)	900,000	877,671
United Airlines, Inc., 4.625%, 4/15/29(1)	2,225,000	2,083,224
Virgin Australia Holdings Pty Ltd., VRN, 8.125%, 11/15/24(1)(2)(3)	447,500	2,517
		20,017,538
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	2,775,000	2,874,303
Coty, Inc., 5.00%, 4/15/26(1)	425,000	418,551
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	2,531,000	2,601,704
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	1,550,000	1,522,643
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,250,000	2,050,268
		9,467,469
Pharmaceuticals — 1.1%
180 Medical, Inc., 3.875%, 10/15/29(1)	300,000	270,548
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	3,285,000	1,806,613
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,950,000	2,701,300
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,550,000	2,385,474
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)	1,475,000	997,189
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	525,000	339,210
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	2,075,000	906,889
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	725,000	329,583
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	400,000	177,469
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	625,000	286,337
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	825,000	381,179

Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	825,000	360,287
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)(2)(3)	3,986,000	284,003
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)(2)(3)	1,612,000	114,855
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc., 6.125%, 4/1/29(1)(2)(3)	1,350,000	865,242
Jazz Securities DAC, 4.375%, 1/15/29(1)	1,500,000	1,398,150
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 14.75%, 11/14/28(1)	490,087	528,745
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	3,025,000	2,787,210
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	2,225,000	1,905,545
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(1)	1,450,000	1,179,749
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(2)(3)	3,281,000	2,103,170
Prestige Brands, Inc., 5.125%, 1/15/28(1)	800,000	777,656
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,125,000	984,679
		23,871,082
Professional Services — 0.5%
AMN Healthcare, Inc., 4.625%, 10/1/27(1)	1,100,000	1,041,920
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	4,325,000	3,905,664
ASGN, Inc., 4.625%, 5/15/28(1)	2,875,000	2,733,052
Dun & Bradstreet Corp., 5.00%, 12/15/29(1)	425,000	396,912
Science Applications International Corp., 4.875%, 4/1/28(1)	1,875,000	1,793,400
		9,870,948
Real Estate Management and Development — 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(1)	1,543,600	1,427,352
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	800,000	796,812
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	600,000	636,315
Forestar Group, Inc., 3.85%, 5/15/26(1)	1,225,000	1,168,270
Forestar Group, Inc., 5.00%, 3/1/28(1)	1,350,000	1,306,144
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	1,225,000	1,284,841
Howard Hughes Corp., 5.375%, 8/1/28(1)	3,000,000	2,887,500
Howard Hughes Corp., 4.125%, 2/1/29(1)	2,175,000	1,941,829
Howard Hughes Corp., 4.375%, 2/1/31(1)	1,150,000	999,390
Kennedy-Wilson, Inc., 4.75%, 2/1/30	950,000	771,229
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	1,810,000	1,408,676
		14,628,358
Semiconductors and Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	1,241,000	1,257,598
ams-OSRAM AG, 12.25%, 3/30/29(1)	450,000	500,999
ON Semiconductor Corp., 3.875%, 9/1/28(1)	1,575,000	1,462,225
Synaptics, Inc., 4.00%, 6/15/29(1)	1,350,000	1,212,760
		4,433,582
Software — 2.1%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	675,000	679,340
Camelot Finance SA, 4.50%, 11/1/26(1)	1,750,000	1,709,829
Castle US Holding Corp., 9.50%, 2/15/28(1)	2,375,000	1,237,316
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 6/15/29(1)	575,000	600,605
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	6,175,000	5,886,323
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	8,725,000	8,300,205
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	825,000	749,171
Elastic NV, 4.125%, 7/15/29(1)	1,400,000	1,287,030
Fair Isaac Corp., 4.00%, 6/15/28(1)	1,150,000	1,089,033
Gen Digital, Inc., 6.75%, 9/30/27(1)	1,575,000	1,603,278
Gen Digital, Inc., 7.125%, 9/30/30(1)	2,325,000	2,432,275
GoTo Group, Inc., 5.50%, 9/1/27(1)	3,100,000	1,502,485
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl, 4.625%, 5/1/28(1)	1,400,000	1,278,530
Open Text Corp., 6.90%, 12/1/27(1)	950,000	988,262
Open Text Corp., 3.875%, 2/15/28(1)	1,925,000	1,789,937

Open Text Corp., 3.875%, 12/1/29(1)	2,425,000	2,177,296
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	2,100,000	1,902,893
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	3,575,000	3,166,778
Rocket Software, Inc., 6.50%, 2/15/29(1)	525,000	457,309
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	4,020,000	3,965,158
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(1)	1,925,000	1,590,715
		44,393,768
Specialized REITs — 0.9%
Iron Mountain, Inc., 4.875%, 9/15/27(1)	350,000	341,752
Iron Mountain, Inc., 5.25%, 3/15/28(1)	2,225,000	2,164,641
Iron Mountain, Inc., 5.00%, 7/15/28(1)	650,000	625,108
Iron Mountain, Inc., 4.875%, 9/15/29(1)	200,000	189,635
Iron Mountain, Inc., 5.25%, 7/15/30(1)	5,125,000	4,884,343
Iron Mountain, Inc., 4.50%, 2/15/31(1)	3,550,000	3,221,811
Iron Mountain, Inc., 5.625%, 7/15/32(1)	175,000	166,078
SBA Communications Corp., 3.875%, 2/15/27	1,025,000	985,029
SBA Communications Corp., 3.125%, 2/1/29	275,000	247,385
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	783,000	754,017
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	1,325,000	1,251,567
VICI Properties LP / VICI Note Co., Inc., 4.50%, 1/15/28(1)	1,100,000	1,050,076
VICI Properties LP / VICI Note Co., Inc., 4.625%, 12/1/29(1)	1,825,000	1,721,448
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	2,250,000	2,051,899
		19,654,789
Specialty Retail — 2.6%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)	1,100,000	1,117,654
Arko Corp., 5.125%, 11/15/29(1)	375,000	324,920
Asbury Automotive Group, Inc., 4.50%, 3/1/28	745,000	708,200
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	825,000	764,545
Asbury Automotive Group, Inc., 4.75%, 3/1/30	425,000	397,213
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	400,000	363,987
Bath & Body Works, Inc., 9.375%, 7/1/25(1)	303,000	320,229
Bath & Body Works, Inc., 5.25%, 2/1/28	50,000	49,500
Bath & Body Works, Inc., 7.50%, 6/15/29	943,000	983,372
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	3,000,000	3,068,076
Bath & Body Works, Inc., 6.875%, 11/1/35	145,000	147,023
Bath & Body Works, Inc., 6.75%, 7/1/36	3,775,000	3,804,034
BCPE Ulysses Intermediate, Inc., 7.75% Cash or 8.50% PIK, 4/1/27(1)	1,175,000	1,097,260
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 4/26/28(1)	518,000	552,077
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,425,000	3,355,107
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	3,500,000	3,309,977
Gap, Inc., 3.625%, 10/1/29(1)	1,200,000	1,027,470
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	800,000	760,393
LBM Acquisition LLC, 6.25%, 1/15/29(1)	1,600,000	1,430,360
Lithia Motors, Inc., 4.625%, 12/15/27(1)	2,275,000	2,188,080
Lithia Motors, Inc., 3.875%, 6/1/29(1)	3,250,000	2,938,614
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	2,425,000	2,327,927
Michaels Cos., Inc., 5.25%, 5/1/28(1)	425,000	336,315
Michaels Cos., Inc., 7.875%, 5/1/29(1)	325,000	204,963
Murphy Oil USA, Inc., 5.625%, 5/1/27	150,000	148,935
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,425,000	1,351,755
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	575,000	501,363
Park River Holdings, Inc., 5.625%, 2/1/29(1)	600,000	481,507
PetSmart, Inc. / PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,950,000	1,839,872
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	1,100,000	1,071,013
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	1,370,000	1,248,421

Sonic Automotive, Inc., 4.875%, 11/15/31(1)	1,850,000	1,651,064
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(1)	1,850,000	1,816,153
SRS Distribution, Inc., 4.625%, 7/1/28(1)	1,025,000	973,556
SRS Distribution, Inc., 6.00%, 12/1/29(1)	750,000	700,175
Staples, Inc., 7.50%, 4/15/26(1)	4,355,000	4,055,561
Staples, Inc., 10.75%, 4/15/27(1)	2,950,000	2,152,493
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,475,000	1,339,413
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	1,350,000	1,253,043
Victoria's Secret & Co., 4.625%, 7/15/29(1)	650,000	543,771
White Cap Buyer LLC, 6.875%, 10/15/28(1)	1,350,000	1,308,503
White Cap Parent LLC, 8.25% Cash or 9.00% PIK, 3/15/26(1)	1,608,000	1,602,634
		55,616,528
Technology Hardware, Storage and Peripherals — 0.9%
NCR Atleos Corp., 9.50%, 4/1/29(1)	3,400,000	3,615,461
NCR Voyix Corp., 5.00%, 10/1/28(1)	1,350,000	1,277,502
NCR Voyix Corp., 5.125%, 4/15/29(1)	3,875,000	3,687,921
NCR Voyix Corp., 5.25%, 10/1/30(1)	700,000	643,749
Seagate HDD Cayman, 4.09%, 6/1/29	450,000	416,546
Seagate HDD Cayman, 4.125%, 1/15/31	3,385,000	3,030,384
Seagate HDD Cayman, 9.625%, 12/1/32	2,647,275	3,029,409
Western Digital Corp., 4.75%, 2/15/26	625,000	613,568
Xerox Holdings Corp., 5.00%, 8/15/25(1)	1,775,000	1,740,506
Xerox Holdings Corp., 5.50%, 8/15/28(1)	875,000	790,626
		18,845,672
Textiles, Apparel and Luxury Goods — 0.2%
Crocs, Inc., 4.25%, 3/15/29(1)	1,225,000	1,098,536
Crocs, Inc., 4.125%, 8/15/31(1)	2,000,000	1,694,853
Eagle Intermediate Global Holding BV / Eagle US Finance LLC, 7.50%, 5/1/25(1)	900,000	595,142
Hanesbrands, Inc., 9.00%, 2/15/31(1)	825,000	809,198
Kontoor Brands, Inc., 4.125%, 11/15/29(1)	1,000,000	904,977
		5,102,706
Trading Companies and Distributors — 0.6%
Alta Equipment Group, Inc., 5.625%, 4/15/26(1)	775,000	748,497
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	550,000	536,353
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	2,100,000	1,916,662
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	2,875,000	2,941,806
Fly Leasing Ltd., 7.00%, 10/15/24(1)	1,500,000	1,449,150
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	1,352,000	1,348,901
Fortress Transportation & Infrastructure Investors LLC, 9.75%, 8/1/27(1)	1,600,000	1,665,536
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	1,375,000	1,323,387
Fortress Transportation & Infrastructure Investors LLC, 7.875%, 12/1/30(1)	350,000	364,956
Foundation Building Materials, Inc., 6.00%, 3/1/29(1)	1,400,000	1,260,224
		13,555,472
Transportation Infrastructure — 0.1%
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 7/31/29(1)	475,000	412,374
Seaspan Corp., 5.50%, 8/1/29(1)	2,750,000	2,302,986
		2,715,360
Water Utilities — 0.1%
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(1)	1,500,000	1,522,055
Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., Series 1A14, 0.00%, 12/31/30(1)(5)	345,188	172,594
Digicel Group Holdings Ltd., Series 1B14, 0.00%, 12/31/30(1)(5)	777,613	38,881
Digicel Group Holdings Ltd., Series 3A14, 0.00%, 12/31/30(1)(5)	3,873	1,937
Digicel Group Holdings Ltd., Series 3B14, 0.00%, 12/31/30(1)(5)	175,635	1,756
Sprint LLC, 7.625%, 3/1/26	450,000	470,408

T-Mobile USA, Inc., 2.625%, 4/15/26	425,000	404,498
T-Mobile USA, Inc., 2.625%, 2/15/29	1,225,000	1,104,079
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(1)	3,150,000	2,754,611
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(1)	2,800,000	2,502,867
Vodafone Group PLC, VRN, 7.00%, 4/4/79	3,225,000	3,333,050
		10,784,681
TOTAL CORPORATE BONDS (Cost $2,135,628,111)		2,050,416,546
PREFERRED STOCKS — 1.5%
Banks — 0.6%
Bank of America Corp., 5.125%	974,000	959,853
Bank of America Corp., 5.875%	50,000	47,931
Bank of America Corp., 6.25%	1,250,000	1,241,612
Bank of America Corp., 6.30%	25,000	25,188
Barclays PLC, 6.125%	600,000	574,626
Barclays PLC, 8.00%	1,245,000	1,239,552
Barclays PLC, 8.00%	475,000	467,358
Barclays PLC, 9.625%	1,000,000	1,041,250
Citigroup, Inc., 4.00%	750,000	692,184
Citigroup, Inc., 4.70%	2,525,000	2,354,781
Citigroup, Inc., 6.25%	600,000	593,698
JPMorgan Chase & Co., 4.60%	2,050,000	1,981,981
JPMorgan Chase & Co., 6.10%	725,000	721,475
JPMorgan Chase & Co., 6.125%	1,025,000	1,018,432
NatWest Group PLC, 8.00%	550,000	552,340
		13,512,261
Capital Markets — 0.1%
Goldman Sachs Group, Inc., 4.95%	1,750,000	1,675,414
Construction Materials†
Cemex SAB de CV, 5.125%(1)	725,000	688,156
Consumer Finance — 0.1%
Ally Financial, Inc., 4.70%	1,700,000	1,280,417
Electric Utilities — 0.2%
Electricite de France SA, 9.125%(1)	1,200,000	1,342,695
NRG Energy, Inc., 10.25%(1)	2,025,000	2,110,214
		3,452,909
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 7.00%(1)	2,235,000	2,204,537
Vistra Corp., 8.00%(1)	850,000	847,463
		3,052,000
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 9.67%	600,000	576,939
Global Partners LP, 9.50%	49,597	1,303,067
Gulfport Energy Corp., 10.00% Cash or 15.00% PIK	105	1,027,845
Plains All American Pipeline LP, 9.75%	4,450,000	4,322,062
		7,229,913
TOTAL PREFERRED STOCKS (Cost $29,293,325)		30,891,070
BANK LOAN OBLIGATIONS(6) — 0.7%
Aerospace and Defense†
TransDigm, Inc., 2023 Term Loan J, 8.60%, (3-month SOFR plus 3.25%), 2/14/31	425,000	427,412
Chemicals†
Consolidated Energy Finance SA, Term Loan B, 7.96%, (1-month SOFR plus 2.50%), 5/7/25	840,332	821,424
Diversified Telecommunication Services — 0.1%
Consolidated Communications, Inc., 2021 Term Loan B, 8.97%, (1-month SOFR plus 3.50%), 10/2/27	1,925,000	1,796,949

Entertainment†
Allen Media LLC, 2021 Term Loan B, 11.00%, (3-month SOFR plus 5.50%), 2/10/27	834,588	744,173
Financial Services†
GTCR W Merger Sub LLC, USD Term Loan B, 9/20/30(7)	725,000	729,078
Food Products — 0.2%
Northeast Grocery, Inc., Term Loan B, 12.86%, (3-month SOFR plus 7.50%), 12/13/28	4,125,000	4,094,063
Health Care Equipment and Supplies†
Avantor Funding, Inc., 2021 Term Loan B5, 7.71%, (1-month SOFR plus 2.25%), 11/8/27	400,923	402,316
Hotels, Restaurants and Leisure — 0.2%
Delta 2 (LUX) S.a.r.l., 2022 Term Loan B, 7.60%, (3-month SOFR plus 2.25%), 1/15/30	450,000	451,760
Scientific Games Holdings LP, 2022 USD Term Loan B, 8.66%, (3-month SOFR plus 3.25%), 4/4/29	1,925,625	1,928,754
UFC Holdings LLC, 2021 Term Loan B, 8.40%, (3-month SOFR plus 2.75%), 4/29/26	734,981	738,604
		3,119,118
Media†
Diamond Sports Group LLC, 2022 2nd Lien Term Loan, 8.67%, (3-month SOFR plus 3.25%), 8/24/26(2)(3)	604,828	28,729
DirecTV Financing LLC, Term Loan, 10.65%, (3-month SOFR plus 5.00%), 8/2/27	543,427	544,414
Univision Communications, Inc., 2022 First Lien Term Loan B, 9.60%, (3-month SOFR plus 4.25%), 6/24/29	73,875	74,171
		647,314
Pharmaceuticals†
Mallinckrodt International Finance SA, 2023 DIP Delayed Draw Term Loan, 13.35%, (1-month SOFR plus 8.00%), 8/28/24	141,245	147,424
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 2023 DIP Final Term Loan, 13.33%, (1-month SOFR plus 8.00%), 8/28/24	32,387	33,804
		181,228
Software — 0.1%
Cloud Software Group, Inc., 2022 USD Term Loan A, 9.95%, (3-month SOFR plus 4.50%), 9/29/28	1,264,274	1,236,125
Specialty Retail†
Staples, Inc., 7 Year Term Loan, 10.46%, (1-month LIBOR plus 5.00%), 4/16/26	902,181	857,595
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc., 2023 Exit Term Loan, 12.86%, (3-month SOFR plus 7.50%), 8/11/28	878,185	905,351
TOTAL BANK LOAN OBLIGATIONS (Cost $16,524,808)		15,962,146
COMMON STOCKS — 0.5%
Building Products†
Hardwood Holdings LLC (Acquired 4/27/21, Cost $12,630)(3)(8)	1,684	80,832
Diversified Telecommunication Services — 0.1%
Intelsat SA(3)	32,375	892,336
Energy Equipment and Services — 0.1%
Nine Energy Service, Inc.(3)	9,875	26,465
Parker Drilling Co.(3)	11,530	109,535
Superior Energy Services (Acquired 2/16/21, Cost $1,502,045)(3)(8)	27,294	2,009,521
		2,145,521
Gas Utilities†
Ferrellgas Partners LP, Class B	364	60,424
Independent Power and Renewable Electricity Producers†
Talen Energy Corp.(3)	659	42,176
Talen Energy Supply LLC(3)	3,574	228,736
		270,912
IT Services — 0.2%
Carnelian Point Holdings LP(3)	2,222	3,168,216
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 4/1/23, Cost $115,380)(3)(8)	11,932	46,236
Media†
TPC Holdings, Inc., A Shares (Acquired 11/16/22, Cost $97,580)(3)(8)	7,517	187,925
Metals and Mining†
Petra Diamonds Ltd. (Acquired 1/4/21, Cost $111,273)(3)(8)	108,200	96,498

Oil, Gas and Consumable Fuels — 0.1%
Canvas Energy, Inc. (Acquired 6/26/18 - 7/1/22, Cost $1,472,667)(3)(8)	29,188	1,313,460
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $578)(3)(8)	13	—
Summit Midstream Partners LP(3)	45,521	815,281
Warren Resources, Inc.(3)	960	—
		2,128,741
Technology Hardware, Storage and Peripherals†
Diebold Nixdorf, Inc. (Acquired 12/17/19 - 8/11/23, Cost $2,541,268)(3)(8)	21,227	614,522
TOTAL COMMON STOCKS (Cost $15,390,392)		9,692,163
CONVERTIBLE BONDS — 0.1%
Capital Markets†
Coinbase Global, Inc., 0.50%, 6/1/26	450,000	409,770
IT Services — 0.1%
Carnelian Holdings LP, 5.00% PIK, 6/30/28	247,254	1,561,162
TOTAL CONVERTIBLE BONDS (Cost $2,730,506)		1,970,932
ESCROW INTERESTS(9)†
Banks†
Washington Mutual, Inc.(3)	250,000	3,125
Electric Utilities†
GenOn Energy, Inc.(3)	450,000	—
RRI Energy, Inc.(3)	75,000	—
		—
Energy Equipment and Services†
Basic Energy Services, Inc.(3)	275,000	2,750
Ground Transportation†
Hertz Corp.(3)	1,075,000	96,750
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	950,000	5,700
Gulfport Energy Corp.(3)	1,020,000	3,830
Gulfport Energy Corp.(3)	1,402,000	5,265
Sanchez Energy Corp.(3)	3,990,000	309,225
Sanchez Energy Corp.(3)	2,225,000	172,437
		496,457
Paper and Forest Products†
Appvion, Inc., Escrow(3)	200,000	—
Pharmaceuticals†
Mallinckrodt CB LLC(3)	1,017,204	76,290
TOTAL ESCROW INTERESTS (Cost $6,315,170)		675,372
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3) (Cost $—)	3,425	4,607
WARRANTS†
Diversified Telecommunication Services†
Intelsat SA(3)	6	1
Hotels, Restaurants and Leisure†
Carlson Travel, Inc.(3)	7,905	1
Carlson Travel, Inc.(3)	8,321	1
		2
Independent Power and Renewable Electricity Producers†
Vistra Corp.(3)	1,215	9

Oil, Gas and Consumable Fuels†
California Resources Corp.(3)	66	1,279
TOTAL WARRANTS (Cost $2,454,785)		1,291
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $16,980,928)	16,980,928	16,980,928
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $2,225,318,025)		2,126,595,055
OTHER ASSETS AND LIABILITIES — (0.4)%		(9,206,869)
TOTAL NET ASSETS — 100.0%		$2,117,388,186

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,646,097,367, which represented 77.7% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Maturity is in default.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,348,994, which represented 0.2% of total net assets.
(9)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$2,050,416,546	—
Preferred Stocks	$1,303,067	29,588,003	—
Bank Loan Obligations	—	15,962,146	—
Common Stocks	1,897,139	7,795,024	—
Convertible Bonds	—	1,970,932	—
Escrow Interests	—	675,372	—
Rights	—	4,607	—
Warrants	1,288	3	—
Short-Term Investments	16,980,928	—	—
	$20,182,422	$2,106,412,633	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.